Stockholders’ Equity	6 Months Ended
Jun. 30, 2025
Stockholders’ Equity [Abstract]
Stockholders’ Equity

12. Stockholders’ Equity

The Company is authorized to issue 50,000 shares of ordinary shares with $1 par value. In August 2021, the Company increased its authorized shares from 50,000 shares to 1,000,000,000 shares, including 800,000,000 ordinary shares and 200,000,000 preferred shares. The par value is also change from $1.00 to $0.00002 per share.

On March 24, 2020, the Company issued 510 shares of ordinary shares to Ruo Hong, Chen and issued 490 shares to Son I Tam. On April 8, 2021, Son I Tam acquired 510 ordinary shares from Ruo Hong, Chen.

On April 8, 2021, Son I Tam acquired 510 ordinary shares from Ruo Hong, Chen.

On April 23, 2021, the Company changed its name to Epsium Enterprise Limited.

On May 17, 2021, Epsium BVI purchased 8,000 shares of Epsium HK from Mr. Chi Long Lou by paying HK$ 8,000. On May 17, 2021, Mr. Son I, Tam who is the CEO of the Company purchased 1,900 shares of Epsium HK from Mr. Chi Long Lou by paying HK$ 2,000. After the purchases, Epsium BVI owns 80% of Epsium HK, Mr. Son I, Tam owns 19% of Epsium HK, and Mr. Chi Long Lou owns 1% of Epsium HK. The Company and its subsidiaries are considered under common control. The combination the Company and its subsidiaries are considered under common control. The method used to present a common-control transaction that results in a change in the reporting entity is pooling of interests. A pooling of interests was a method of accounting for a merger of the businesses. The assets and liabilities and operations of the businesses were combined at their historical carrying amounts, and all historical periods were adjusted as if the businesses had always been combined. Similarly, in a common-control transaction, the receiving entity retrospectively adjusts its financial statements to include the transferred net assets and any related operations for all periods for which the entities or net assets were under common control.

On August 26, 2021, the previously issued 1,000 ordinary shares were cancelled and the Company re-issued a total of 50,000,000 ordinary shares to founder. On August 26, 2021, the Company issued additional 4,000,000 ordinary shares to Son I Tam, our CEO, Chairman and principal shareholder, for a total of $80, at par value for each share. The transaction was not registered under the Securities Act of 1933, as amended, in reliance on an exemption from registration set forth in Section 4(a)(2) thereof.

From September 8 to September 16, 2021, we entered into subscription agreements and registration rights agreements, pursuant to which we sold through Regulation S offerings a total of 6,002,670 ordinary shares to 75 shareholders, at a price of $0.02 per share, for an aggregate purchase price of $120,053. The transactions were not registered under the Securities Act in reliance on an exemption from registration set forth in Regulation S promulgated hereunder as a transaction by the Company not involving any public offering, because the securities were sold in an offshore transaction by a foreign issuer, to foreign investors, not using any directed selling efforts in the United States. These securities may not be offered or sold in the United States in the absence of an effective registration statement or an exemption from the registration requirements under the Securities Act.

On February 8, 2024, pursuant to the written resolutions signed by all the directors of the Company, the Company accepted the surrender of shares by each shareholder of the Company (the “Share Surrender”) and approved the cancellation of the surrendered shares (the “Share Cancellation”) such that following the Share Surrender and Share Cancellation, the total number of issued shares held by each shareholder of the Company will be reduced to 20% (or 1/5) of such shareholder’s shareholding before the Share Surrender. As a result of the Share Surrender and the Share Cancellation, the total number of issued shares of the Company reduced from 60,002,670 ordinary shares to 12,000,534 ordinary shares, with a par value of $0.00002 per share. The maximum number of shares which the Company is authorized to issue and the par value of each share both remain unchanged following the Share Surrender and the Share Cancellation.

On February 8, 2024, 7 shareholders surrendered 48,002,136 shares back to the Company for cancellation for no consideration. (the “Share Surrender and Share Cancellation”). The maximum number of shares which the Company is authorized to issue and the par value of each share both remain unchanged following the Share Surrender and the Share Cancellation. All shares outstanding were retroactively restated for the effect of Share Surrender.

On March 27, 2025, the Company announced the closing of its initial public offering (the “Offering”) of 1,250,000 ordinary shares at a public offering price of US$4.00 per ordinary share. The ordinary shares began trading on the Nasdaq Capital Market on March 26, 2025 under the ticker symbol “EPSM.” The Company received aggregate gross proceeds of US$5,000,000 from the Offering; after deducting underwriting discounts and other related expenses, the company received $4,240,500 in net proceeds from the IPO. In addition, the Company has granted the underwriters a 45-day option to purchase up to an additional 187,500 ordinary shares at the public offering price, less underwriting discounts. On April 16, 2025, the underwriter fully exercised the over-allotment option to purchase an additional 187,500 Ordinary Shares. The Company received $667,500 in net proceeds from the exercise of the over-allotment option, after deducting underwriting discounts and other estimated expenses payable by the Company. The closing of the over-allotment option took place on April 17, 2025.

Amount

Gross proceed from IPO and OA:	$5,750,000
Less: Underwriter discount	(517,500)
Less: Offering cost paid through fund flow	(324,500)
Subtotal: Net proceeds from IPO	4,908,000
Add: Payments for proportions of offering cost been expensed and recorded under account payable during prior year	225,091
Less: Paid offering cost and recognized as expenses during prior year	(30,000)
Total: Shares issuance for cash in SOSE.	$5,103,091

On June 11, 2025, Mr. Son I, Tam who is the CEO of the Company purchased 100 shares of Epsium HK from Mr. Chi Long Lou by paying HK$1. After the purchases, Epsium BVI owns 80% of Epsium HK and Mr. Son I, Tam owns 20% of Epsium HK.

On June 23, 2025, the Company repurchased 15,000 shares of ordinary shares of par value US$0.00002 from 3 employees for $300,000. The repurchased shares are held as treasury stock.

13,438,034 and 12,000,534 ordinary shares were issued and outstanding as of June 30, 2025 and December 31, 2024, respectively.

No preferred shares were issued and outstanding as of June 30, 2025 and December 31, 2024.